Derivative Financial Instruments - Impact of Derivative Instruments that are Not Subject to Hedge Accounting on Consolidated Statement of Operation (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Document Period End Date	Feb. 29, 2016
Amount of Gain (Loss) in income on Derivative Instruments	$ 40	$ 167
Selling Marketing And Administration Expenses | Currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) in income on Derivative Instruments	44	156
Selling Marketing And Administration Expenses | Currency option contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) in income on Derivative Instruments	$ (4)	$ 11